UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment                 [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report

Name:            ABN AMRO ASSET MANAGEMENT HOLDINGS, INC.
Address:         135 S. LaSalle Street Suite 2300
                 Chicago, IL 60603


13F File Number: 28-07262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form "


Person Signing this Report on Behalf of Reporting Manager:
Name:   Heather Birmingham
Title:  Vice President
Phone:  312-884-2366

Signature, Place, and Date of Signing


Heather Birmingham                  Chicago, IL                   May 12, 2008

AAAMH itself does not in fact exercise, and therefore disclaims, investment discretion with respect to any Section 13(f) securities positions over which its operating subsidiaries in fact exercise investment discretion. To the extent, however, that the ownership interest of AAAMH in its operating subsidiaries may nevertheless give rise to a Form 13F filing obligation, the information required by Form 13F is reported herein by AAAMH on behalf of itself and the aforementioned operating subsidiaries. The securities positions of Montag & Caldwell, Inc. ("M&C"), a wholly owned subsidiary of AAAMH which is an institutional investment manager subject to Section 13(f) of the Act, are not reported herein. The securities positions managed by M&C are reported in a Form 13F filed by M&C. AAAMH owns a 50% interest in Veredus Asset Management LLC ("Veredus"), an institutional investment manager subject to Section 13(f) of the Act. The securities positions managed by Veredus are not reported herein, but are reported in a Form 13F filed by Veredus. AAAMH owns a 45% interest in River Road Asset Management LLC ("River Road"), an institutional investment manager subject to 13(f) of the act. The security positions managed by River Road are not reported herein, but are reported in a Form 13F filed by River Road.

Report Type (Check only one.)

[ ]    13F HOLDINGS REPORT

[ ]    13F NOTICE

[x] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
28-00288                        Montag & Caldwell, Inc.
28-04171                        Veredus Asset Management LLC
28-11487                        River Road Asset Management LLC



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary


 Number of Other Included Managers:       1
 Form 13F Information Table Entry Total:  101
 Form 13F Information Table Value Total:  1,820,367

List of Other Included Managers:
No.     Form 13F File Number            Name
2       28-10069                        ABN AMRO Asset Management, Inc.




Compliance Officer
Fortis Investments
Compliance
135 S. LaSalle Street, Suite 2300
Chicago, IL 60603
P:  (312) 884-2366
F:  (312) 884-2411
email: heather.birmingham@fortisinvestments.com
www.fortisinvestments.com


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                                                                       FORM 13F                                           03/31/08
                                                  REPORTING MANAGER: ABN AMRO Asset Management, Inc.



             ITEM 1              ITEM 2    ITEM 3      ITEM 4       ITEM 5            ITEM 6        ITEM 7            ITEM 8
         NAME OF ISSUER          TITLE     CUSIP        FAIR       SHARES OF        INVEST DISC.    MANA-        VOTING  AUTHORITY
                                  OF       NUMBER    MKT VALUE     PRINCIPAL     SOLE SHAREDOTHER   GERS    SOLE     SHARED   NONE
                                 CLASS                  (000's)     AMOUNT        (A)  (B)   (C)              (A)     (B)      (C)


AETNA INC                        Common   00817Y10       315       7,474 SH             X              2       7,474
ALBERTO-CULVER CO                Common   01307810       214       7,809 SH       X                    2       7,809
APPLE COMPUTER INC               Common   03783310       522       3,637 SH       X                    2       3,637
AVALONBAY COMMUNITIES INC        Common   05348410    58,047       601,399 SH     X                    2     518,847      82,552
AVNET INC                        Common   05380710       201       6,137 SH       X                    2       6,137
BMC SOFTWARE INC.                Common   05592110       209       6,412 SH       X                    2       6,412
BANK OF NEW YORK MELLON CORP     Common   06405810       303       7,264 SH       X                    2       7,264
BARD (C.R.) INC                  Common   06738310       211       2,192 SH       X                    2       2,192
BAXTER INTERNATIONAL INC         Common   07181310       376       6,503 SH       X                    2       6,503
BE AEROSPACE, INC.               Common   07330210       200       5,724 SH       X                    2       5,724
BECTON DICKINSON & CO            Common   07588710       207       2,410 SH       X                    2       2,410
BIOMED REALTY TRUST INC          Common   09063H10    23,030       963,995 SH     X                    2     848,209     115,786
BLACKROCK INC                    Common   09247X10       203       992 SH               X              2         992
BOSTON PROPERTIES INC            Common   10112110    22,654       246,050 SH     X                    2     220,250      25,800
CBL & ASSOCIATES PROPERTIES      Common   12483010     1,647       70,000 SH      X                    2      62,117       7,883
CVS CORPORATION                  Common   12665010       278       6,860 SH       X                    2       6,860
CAMDEN PROPERTY TRUST            Common   13313110    62,288       1,240,800 SH   X                    2   1,093,178     147,622
CAMERON INTERNATIONAL CORP       Common   13342B10       218       5,244 SH             X              2       5,244
CELGENE CORP                     Common   15102010       231       3,768 SH       X                    2       3,768
CISCO SYSTEMS INC                Common   17275R10       885       36,721 SH            X              2      36,721
COSTCO WHOLESALE CORP            Common   22160K10       261       4,024 SH             X              2       4,024
COUSINS PROPERTIES INC           Common   22279510    17,698       716,214 SH     X                    2     632,469      83,745
DCT INDUSTRIAL TRUST INC         Common   23315310    52,228       5,243,800 SH   X                    2   4,650,883     592,917
DENTSPLY INTERNATIONAL INC       Common   24903010       202       5,243 SH       X                    2       5,243
DEVELOPERS DIVERSIFIED REALTY C  Common   25159110   114,515       2,734,355 SH   X                    2   2,414,555     319,800
DIAMONDROCK HOSPITALITY CO       Common   25278430    24,090       1,901,339 SH   X                    2   1,695,672     205,667
DIGITAL REALTY TRUST INC         Common   25386810    13,991       394,100 SH     X                    2     351,000      43,100
THE WALT DISNEY CO               Common   25468710       546       17,402 SH      X                    2      17,402
DISCOVERY HOLDING CO-A           Common   25468Y10       202       9,534 SH             X              2       9,534
DOLLAR TREE INC                  Common   25674610       225       8,148 SH       X                    2       8,148
DUKE REALTY CORP                 Common   26441150    27,162       1,190,804 SH   X                    2   1,053,760     137,044
EMC CORPORATION                  Common   26864810       193       13,429 SH      X                    2      13,429
EBAY INC                         Common   27864210       421       14,099 SH      X                    2      14,099
ENERGIZER HOLDINGS INC           Common   29266R10       207       2,285 SH             X              2       2,285
ENTERTAINMENT PROPERTIES TR      Common   29380T10    28,410       575,911 SH     X                    2     508,655      67,256
EQUITY RESIDENTIAL PROPS TR      Common   29476L10   148,516       3,579,550 SH   X                    2   3,162,675     416,875
ESSEX PROPERTY TRUST INC         Common   29717810    47,883       420,100 SH     X                    2     371,748      48,352
EXPEDITORS INTERNATIONAL OF WAS  Common   30213010       232       5,126 SH             X              2       5,126
EXTRA SPACE STORAGE INC          Common   30225T10    21,159       1,306,921 SH   X                    2   1,157,201     149,720
EXXON MOBIL CORP                 Common   30231G10       348       4,117 SH             X              2       4,117
FEDERAL REALTY INVS TRUST        Common   31374720    31,553       404,787 SH     X                    2     356,787      48,000
GAMESTOP CORP-CLASS A            Common   36467W10       217       4,199 SH             X              2       4,199
GENERAL GROWTH PROPERTIES        Common   37002110    59,623       1,562,041 SH   X                    2   1,382,738     179,303
GILEAD SCIENCES INC              Common   37555810       452       8,763 SH       X                    2       8,763
GOOGLE INC-CL A                  Common   38259P50       590       1,340 SH             X              2       1,340
GUESS? INC                       Common   40161710       239       5,897 SH       X                    2       5,897
HCP INC                          Common   40414L10    69,648       2,059,976 SH   X                    2   1,815,762     244,214
HEWLETT-PACKARD CO               Common   42823610       627       13,733 SH      X                    2      13,733
HONEYWELL INTERNATIONAL INC      Common   43851610       500       8,869 SH       X                    2       8,869
HOST HOTELS & RESORTS INC        Common   44107P10     1,867       117,300 SH           X              2     117,300
INTEL CORP                       Common   45814010       658       31,061 SH      X                    2      31,061
INTERCONTINENTAL EXCHANGE INC    Common   45865V10       208       1,592 SH             X              2       1,592
INTERNATIONAL BUSINESS MACHINES  Common   45920010       571       4,961 SH             X              2       4,961
ISHARES DJ US REAL ESTATE        Equity   46428773       255       3,915 SH       X                    2       3,915
JOHNSON & JOHNSON                Common   47816010       271       4,184 SH       X                    2       4,184
JOHNSON CONTROLS INC.            Common   47836610       205       6,051 SH       X                    2       6,051
KILROY REALTY CORP               Common   49427F10    42,589       867,207 SH     X                    2     769,865      97,342
KIMCO REALTY CORP                Common   49446R10   124,568       3,180,195 SH   X                    2   2,810,182     370,013
KITE REALTY GROUP TRUST          Common   49803T10    27,532       1,966,537 SH   X                    2   1,741,628     224,909
KOHLS CORP                       Common   50025510       205       4,782 SH       X                    2       4,782
KROGER CO                        Common   50104410       209       8,221 SH       X                    2       8,221
LOCKHEED MARTIN CORPORATION      Common   53983010       486       4,891 SH       X                    2       4,891
THE MACERICH CO                  Common   55438210    97,443       1,386,700 SH   X                    2   1,216,200     170,500
MACK-CALI REALTY CORP            Common   55448910    23,732       664,568 SH     X                    2     587,815      76,753
MANPOWER INC                     Common   56418H10       214       3,797 SH             X              2       3,797
MASTERCARD INC-CLASS A           Common   57636Q10       223       1,001 SH             X              2       1,001
MERCK & CO INC                   Common   58933110       517       13,617 SH      X                    2      13,617
MICROSOFT CORP                   Common   59491810     1,016       35,810 SH      X                    2      35,810
MORGAN STANLEY                   Common   61744644       367       8,024 SH       X                    2       8,024
NATIONAL OILWELL  VARCO INC      Common   63707110       200       3,418 SH       X                    2       3,418
NATIONAL RETAIL PROPERTIES       Common   63741710    55,131       2,500,272 SH   X                    2   2,215,823     284,449
NATIONWIDE HEALTH PPTYS INC      Common   63862010    70,333       2,083,950 SH   X                    2   1,839,557     244,393
NIKE INC                         Common   65410610       596       8,769 SH       X                    2       8,769
NOBLE ENERGY INC                 Common   65504410       212       2,910 SH       X                    2       2,910
ORACLE CORP                      Common   68389X10       218       11,157 SH            X              2      11,157
PS BUSINESS PARKS INC/CA         Common   69360J10     4,100       79,000 SH      X                    2      39,500      39,500
PEPSICO INC.                     Common   71344810       735       10,181 SH      X                    2      10,181
PHILLIP MORRIS INTERNATIONAL     Common   71817210       390       7,702 SH       X                    2       7,702
POST PROPERTIES INC              Common   73746410    46,860       1,213,350 SH   X                    2   1,071,675     141,675
PRIDE INTERNATIONAL INC          Common   74153Q10       233       6,674 SH             X              2       6,674
PROLOGIS TRUST                   Common   74341010   100,156       1,701,600 SH   X                    2   1,502,073     199,527
PRUDENTIAL FINANCIAL INC         Common   74432010       207       2,639 SH       X                    2       2,639
PUBLIC STORAGE                   Common   74460D10    49,847       562,478 SH     X                    2     471,614      90,864
RELIANT ENERGY INC               Common   75952B10       200       8,438 SH             X              2       8,438
REPUBLIC SERVICES INC            Common   76075910       207       7,092 SH       X                    2       7,092
SL GREEN REALTY CORP             Common   78440X10    54,332       666,900 SH     X                    2     589,450      77,450
SCHERING-PLOUGH CORP             Common   80660510       187       12,987 SH      X                    2      12,987
SCHLUMBERGER LTD                 Common   80685710       580       6,665 SH       X                    2       6,665
SIMON PROPERTY GROUP INC         Common   82880610   121,507       1,307,790 SH   X                    2   1,155,975     151,815
TJX COMPANIES INC                Common   87254010       221       6,693 SH       X                    2       6,693
TANGER FACTORY OUTLET CENTER     Common   87546510     6,732       175,000 SH     X                    2     154,517      20,483
TAUBMAN CENTERS INC              Common   87666410    18,522       355,500 SH     X                    2     316,400      39,100
TEVA PHARMACEUTICAL-SP ADR       Common   88162420       210       4,550 SH       X                    2       4,550
THERMO FISHER SCIENTIFIC INC     Common   88355610       238       4,188 SH       X                    2       4,188
UDR INC                          Common   90265310       562       22,900 SH      X                    2      22,900
UNION PACIFIC CORP               Common   90781810       399       3,185 SH       X                    2       3,185
UNITED TECHNOLOGIES CORP         Common   91301710       499       7,251 SH       X                    2       7,251
VENTAS INC                       Common   92276F10   100,508       2,237,982 SH   X                    2   1,979,994     257,988
VORNADO REALTY TRUST             Common   92904210    28,492       330,500 SH     X                    2     290,650      39,850
YUM! BRANDS INC                  Common   98849810       223       6,006 SH       X                    2       6,006
ACCENTURE LTD                    Common   G1150G11       221       6,284 SH             X              2       6,284

GRAND TOTAL                                        1,820,367
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